Consolidated Statements of Cash Flows - CAD ($)	4 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Net loss for the year	$ (78,717)	$ (8,650,763)	$ (480,377)
Non-cash items:
Foreign exchange	0	(223,787)	0
Shares recorded as research and development	0	368,550	0
Share-based compensation	0	880,615	161,300
Changes in non-cash operating working capital items:
Sales tax receivable	0	(110,146)	0
Prepaids	0	(89,920)	(78,287)
Accounts payable and accrued liabilities	36,708	506,150	108,972
Net cash used in operating activities	(42,009)	(7,319,301)	(288,392)
Financing activities
Private placement proceeds	122,000	27,744,826	1,008,330
Finder's fees	0	(1,516,317)	0
Share issuance costs	0	290,309	0
Special warrant proceeds	0	22,875	0
Refund of special warrant proceeds	0	(2,875)	0
Warrant exercise proceeds	0	97,400	0
Net cash from financing activities	122,000	26,055,600	1,008,330
Change in cash	79,991	18,736,299	719,938
Effect of foreign exchange on cash	0	223,787	0
Cash, beginning of year		799,929	79,991
Cash and cash equivalents, end of year	79,991	19,760,015	799,929
SUPPLEMENTARY INFORMATION
Debt settled by issuing shares	0	18,500	0
Fair value ascribed to brokers' warrants issued	0	521,000	0
Fair value of options issued as finder's fees	0	2,140	0
Share issue costs included in accounts payable	0	0	5,243
Acquisition of intangible assets by issuing common shares	$ 2,000	$ 0	$ 0